Note 2 - Going Concern (Details) (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)